111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

April 28, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® Diversified Income Fund (the “Fund”); Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing by pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 80 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 79 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information, which have been marked against Post-Effective Amendment No. 77.

This Amendment is being filed in order to reflect changes to the Fund’s principal investment strategies and, and in connection therewith, make certain other updates.

Please note that the references “TBU in 485(b)”, “TBD in 485(b)”, and “report does not exist”, which appear in the Prospectus and Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by June 4, 2021, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

WILLIAM B. WILSON
William B. Wilson
Assistant Vice President and Counsel

WBW/mjy